Forfeiture Shares	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Forfeiture Shares
NOTE 8 - FORFEITURE SHARES

a.
On the Closing Date, 1,006,250 Ordinary Shares that PTK sponsor received in respect of its PTK common stock, are subject to forfeiture if certain price targets for the Valens Ordinary Shares are not achieved within a certain period of time (of up to four years), after the Closing Date or if an M&A Transaction (as defined in the Merger Agreement Closing), does not occur at a certain minimum price.

The Company performed a Monte-Carlo simulation to calculate the fair value. As of the Closing Date, the fair value was $4,485 using the following assumptions: stock price of $7.4, expected term of
3-
4
years, expected volatility of
47.74%-50.31%
and risk-free interest rate of return of
0.53%-0.76%.
The fair value of the Forfeiture Shares was computed using the following key assumptions:

December 31, 2021
Stock price	7.7
Expected term (years)	2.75-3.75
Expected volatility	48.77%-48.92%
Risk-free interest rate	0.91%-1.08%
b.	The table below sets forth a summary of the changes in the fair value of the Forfeiture Shares classified as Level 3:

	2021	2020

	U.S. dollars in thousands
Balance at beginning of year	—	—
Issuance of Forfeiture Shares	4,485	—
Changes in fair value	173	—

Balance at end of year	4,658	—